Loan Portfolio and Allowance for Credit Losses - Amortized Cost Basis of Loans Modified to Borrowers Experiencing Financial Difficulty and Financial Effects of Loan Modifications (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 21,975	$ 17,775
% of Total Class of Financing Receivable		0.02%	0.02%
New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[1]	$ 15,849	$ 12,963
% of Total Class of Financing Receivable	[2]	0.02%	0.02%
Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 6,126	$ 4,812
% of Total Class of Financing Receivable		0.04%	0.01%
Payment Delay [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 1,267	$ 766
Payment Delay [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[2]	513	524
Payment Delay [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		754	242
Commercial [Member] | Commercial Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		1,984	1,518
Commercial [Member] | Commercial Real Estate [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[1]	1,984	1,518
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	0
Commercial [Member] | Commercial Real Estate [Member] | Payment Delay [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	0
Commercial [Member] | Commercial Real Estate [Member] | Payment Delay [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[2]	0	0
Commercial [Member] | Commercial Real Estate [Member] | Payment Delay [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	0
Commercial [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		7	14
Commercial [Member] | Other [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[1]	7	14
Commercial [Member] | Other [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	0
Commercial [Member] | Other [Member] | Payment Delay [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[2]	0	0
Commercial [Member] | Other [Member] | Payment Delay [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 16,604	$ 13,741
% of Total Class of Financing Receivable		0.03%	0.01%
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[1]	$ 11,794	$ 9,302
% of Total Class of Financing Receivable	[2]	0.01%	0.01%
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 4,810	$ 4,439
% of Total Class of Financing Receivable		0.05%	0.01%
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member] | Payment Delay [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 1,145	$ 351
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member] | Payment Delay [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[2]	391	267
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgage [Member] | Payment Delay [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		754	84
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		685	$ 361
% of Total Class of Financing Receivable			0.19%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[1]	316	$ 355
% of Total Class of Financing Receivable	[2]		0.04%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		369	$ 6
% of Total Class of Financing Receivable			0.65%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Payment Delay [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	$ 107
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Payment Delay [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[2]	0	19
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Payment Delay [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	88
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 2,583	$ 1,888
% of Total Class of Financing Receivable		0.03%	0.08%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[1]	$ 1,704	$ 1,668
% of Total Class of Financing Receivable	[2]	0.05%	0.09%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 879	$ 220
% of Total Class of Financing Receivable			0.04%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member] | Payment Delay [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		122	$ 308
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member] | Payment Delay [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[2]	122	238
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member] | Payment Delay [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	70
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		112	253
Installment [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[1]	44	106
Installment [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		68	147
Installment [Member] | Payment Delay [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		0	0
Installment [Member] | Payment Delay [Member] | New York And Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified	[2]	0	0
Installment [Member] | Payment Delay [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loans modified		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.
[2]	Includes New York, New Jersey, Vermont and Massachusetts.